Significant Accounting Policies and (Details Narrative) - USD ($) shares in Thousands, $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	May 07, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Deferred pay			$ 3,770		$ 2,435
Income taxes description			We recognize the largest amount of tax benefit that is more than fifty (50) percent likely to be realized upon ultimate settlement with the related tax authority.
Cash			$ 14,119		$ 14,074	$ 4,055
Dilutive securities included in the computation of earning per share					6,356
Anti-dilutive securities excluded from computation of earning per share			2,791	14,001	1,689	12,832
Impairment of goodwill					$ 8,850	$ 4,300
Reduction of placement service revenues			$ 303	$ 266	1,375	2,243
Net change in cash			45	(1,916)	10,019	842
Working capital			11,485		13,351	8,534
Allowance for doubtful accounts			435		2,072	515
Reserve for permanent placement falloffs			287		287	197
Advertising expense			$ 421	$ 484	$ 1,913	$ 2,322
Funds received	$ 19,927
Payroll Protection Program [Member] | Unsecured Promissory Notes [Member]
Funds received	$ 19,927
Subordinated Debt [Member]
Repayment of debt		$ 19,685
Minimum [Member]
Estimated useful lives of intangible assets			2 years		2 years
Minimum [Member] | Customer Relationships [Member]
Estimated useful lives of intangible assets			5 years
Minimum [Member] | Trade Names [Member]
Estimated useful lives of intangible assets			5 years
Maximum [Member]
Estimated useful lives of intangible assets			10 years		10 years
Maximum [Member] | Customer Relationships [Member]
Estimated useful lives of intangible assets			10 years
Maximum [Member] | Trade Names [Member]
Estimated useful lives of intangible assets			10 years
Computer software [Member]
Estimated useful lives of property and equipment			5 years		5 years
Computer Equipment [Member]
Estimated useful lives of property and equipment			5 years		5 years
Office equipment, furniture, fixtures [Member] | Minimum [Member]
Estimated useful lives of property and equipment			2 years		2 years
Office equipment, furniture, fixtures [Member] | Maximum [Member]
Estimated useful lives of property and equipment			10 years		10 years